Investment Objectives and Goals	Apr. 30, 2025
Cambria Superinvestors ETF
Prospectus [Line Items]
Risk/Return [Heading]	Cambria Superinvestors ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide long-term capital appreciation.
Cambria Buyout ETF
Prospectus [Line Items]
Risk/Return [Heading]	Cambria Buyout ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide long-term capital appreciation.
Cambria Venture ETF
Prospectus [Line Items]
Risk/Return [Heading]	Cambria Venture ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide long-term capital appreciation.